Employee Information - Summary of Classification of Employee Benefit (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee benefit expense
Wages and salaries (including termination costs)	£ 1,188	£ 1,252	£ 1,382
Social security costs	100	107	113
Share-based payment costs	42	37	35
Retirement benefits - defined contribution plans	41	45	46
Retirement benefits - defined benefit plans	40	26	29
Total	£ 1,411	£ 1,467	£ 1,605